INVESTMENTS, DEBT AND DERIVATIVES (Details) $ / shares in Units, ₽ in Millions					12 Months Ended
	Sep. 17, 2025 USD ($)	Jun. 18, 2025 USD ($)	Jun. 18, 2025 RUB (₽)	Apr. 09, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares		Dec. 31, 2023 USD ($) shares	Dec. 31, 2025 RUB (₽) shares	Aug. 14, 2025 USD ($) $ / shares shares	Aug. 13, 2025 USD ($)	Aug. 12, 2025 shares	Mar. 31, 2025 USD ($)	Dec. 31, 2024 RUB (₽) shares
INVESTMENTS, DEBT AND DERIVATIVES (Details) [Line Items]
At fair value						$ 8,000,000
Issued shares (in Shares) | shares					230,863,624	206,942,440		206,942,440	230,863,624					206,942,440
Fair value re-measurement of financial instruments					$ 2,000,000
Receivables from related parties					49,000,000	363,000,000	[1]
At amortized cost					$ 170,000,000	457,000,000
Warrants, Number Of Securities Called By Each Warrant (in Shares) | shares										1
Warrants, Exercise Price (in Dollars per share) | $ / shares										$ 11.5
Number Of Warrants Exercised (in Shares) | shares					101
Number Of Warrants Outstanding (in Shares) | shares					7,666,528				7,666,528
Total debt and derivatives					$ 516,000,000	894,000,000
Repayments of bonds, notes and debentures					123,000,000
Financial liabilities at amortised cost					$ 487,000,000	$ 885,000,000
Number Of Interest-Bearing Notes						2								2
VEON Amsterdam B.V.
INVESTMENTS, DEBT AND DERIVATIVES (Details) [Line Items]
Receivables from related parties													$ 32,000,000
Kyivstar Group Warrants [Member]
INVESTMENTS, DEBT AND DERIVATIVES (Details) [Line Items]
Warrants, Issued And Outstanding (in Shares) | shares										7,666,629		7,666,629
VEON Ltd.
INVESTMENTS, DEBT AND DERIVATIVES (Details) [Line Items]
Issued shares (in Shares) | shares						5,024,175								5,024,175
Number of ordinary shares purchased (in Shares) | shares					12,346,225
Purchase of financial assets measured at fair value through other comprehensive income, classified as investing activities					$ 22,000,000
Fair value re-measurement of financial instruments					2,000,000
April 2025 U.S. Dollar Denominated Notes [Member]
INVESTMENTS, DEBT AND DERIVATIVES (Details) [Line Items]
Borrowings, interest rate				4.00%		4.00%								4.00%
Repayments of bonds, notes and debentures				$ 472,000,000
Bonds issued						$ 496,000,000
June 2025 Russian Ruble Denominated Notes [Member]
INVESTMENTS, DEBT AND DERIVATIVES (Details) [Line Items]
Borrowings, interest rate		6.30%	6.30%			6.30%								6.30%
Repayments of bonds, notes and debentures		$ 100,000,000	₽ 7,840
Bonds issued						$ 89,000,000								₽ 9,040
April 2025 Old Notes [Member]
INVESTMENTS, DEBT AND DERIVATIVES (Details) [Line Items]
Bonds issued					24,000,000
June 2025 Old Notes [Member]
INVESTMENTS, DEBT AND DERIVATIVES (Details) [Line Items]
Bonds issued					$ 16,000,000				₽ 1,254
Loan Note Payable - VEON Amsterdam B.V.
INVESTMENTS, DEBT AND DERIVATIVES (Details) [Line Items]
Borrowings, interest rate											10.00%
Loan Note Payable - VEON Amsterdam B.V. | Veon Holdings B.v. [Member]
INVESTMENTS, DEBT AND DERIVATIVES (Details) [Line Items]
Repayments of bonds, notes and debentures	$ 124,000,000
Repayments Of Bonds, Notes And Debentures, Principal	122,000,000
Repayments Of Bonds, Notes And Debentures, Interest	$ 2,000,000
Affiliated Entity [Member]
INVESTMENTS, DEBT AND DERIVATIVES (Details) [Line Items]
Lease Liabilities, Percentage Related To The Sale Of The Passive Infrastructure Of Sites					0.70				0.70
Helsi Put Option Liability [Member] | At discounted redemption amount
INVESTMENTS, DEBT AND DERIVATIVES (Details) [Line Items]
Total debt and derivatives					$ 1,000,000	9,000,000
Uklon Put Option Liability [Member] | At discounted redemption amount
INVESTMENTS, DEBT AND DERIVATIVES (Details) [Line Items]
Total debt and derivatives					1,000,000	0
Contingent consideration [member]
INVESTMENTS, DEBT AND DERIVATIVES (Details) [Line Items]
Financial liabilities at amortised cost					4,000,000
License For Business Support System [Member]
INVESTMENTS, DEBT AND DERIVATIVES (Details) [Line Items]
Financial liabilities at amortised cost					9,000,000
Loan Note Payable - VEON Amsterdam B.V.
INVESTMENTS, DEBT AND DERIVATIVES (Details) [Line Items]
Financial liabilities at amortised cost					57,000,000	0
Financial liabilities, at fair value					59,000,000	0
Loan Note Payable - VEON Amsterdam B.V. | Financial liabilities at amortised cost, category [member]
INVESTMENTS, DEBT AND DERIVATIVES (Details) [Line Items]
Notional amount										$ 178,000,000	$ 178,000,000
Bonds
INVESTMENTS, DEBT AND DERIVATIVES (Details) [Line Items]
Financial liabilities at amortised cost					38,000,000	585,000,000
Financial liabilities, at fair value					38,000,000	558,000,000
Other financial assets - VEON Ltd. shares
INVESTMENTS, DEBT AND DERIVATIVES (Details) [Line Items]
At fair value						8,000,000
Indemnity receivable from VEON Amsterdam B.V.
INVESTMENTS, DEBT AND DERIVATIVES (Details) [Line Items]
At amortized cost					40,000,000
Security deposits and cash collateral
INVESTMENTS, DEBT AND DERIVATIVES (Details) [Line Items]
At amortized cost					119,000,000	64,000,000
Other investments
INVESTMENTS, DEBT AND DERIVATIVES (Details) [Line Items]
At amortized cost						$ 30,000,000
Average yield to maturity					1.59%	2.79%

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation